Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [text block] [Abstract]
Disclosure of events after reporting period [text block]

Note 33 - Subsequent Events

A.	At the beginning of 2020, the novel coronavirus (COVID 19) broke out globally, which is an event with many implications, including macroeconomic implications (“the Event”). Due to the Event, many countries, including Israel, are taking significant steps in an attempt to contain the virus, such as restrictions on civilian movements, gatherings, restrictions on transportation of passengers and goods, and closing of borders. As a result, the Event and the actions set out above have significant implications for many economies as well as global capital markets.

Subsequently, the Company and Bezeq Group companies are monitoring developments in connection with the Event and assessing potential implications on their business operations. These implications can be reflected (and some have already been reflected as set out below), among other things, in decline in activities of Bezeq Group companies, including the supply chain, customer service system, and repair of malfunctions, employee availability, revenues from the sale of terminal equipment, and revenues from roaming services at Pelephone, as well as a general decline in business activity, resulting in payment problems in some sectors. Regarding the decline in business activity in Israel, it should be noted that some of the implications have already been reflected in some of the Bezeq Group companies during the first quarter of 2020. On the one hand - there is a decline in segments related to tourism (including roaming), hotels, travel, catering, culture and entertainment, and on the other - there is an increase in segments related to government, health, work from home, and households.

As at the approval date of Bezeq’s financial statements, there has been some impairment to these activities, however, at that stage, the Event has not yet affected the financial position and business position of Bezeq Group companies. By nature, this is a fluid Event, which is not under the control of Bezeq Group companies, therefore extensive transmission of the virus and/or the decisions of the State of Israel and authorities in Israel and worldwide may affect the activities accordingly.

The Government of Israel recently initiated a total lockdown in some cities and travel between cities in the country was also heavily restricted. The lockdown or quarantine measures may result in material adverse effects to the operations of the Bezeq Group companies, including customer service, sales, installation of services, deployment, operation and maintenance of networks, if multiple employees and outsource personnel shall be prohibited from attending their positions.

While at this stage we cannot yet be reliably estimate the full effects of the Event due to the uncertainty regarding the duration of the Event, the prolonging of the Event and its associated regulatory financial constraints are likely to have a material adverse effect on the valuation of the Bezeq Group. The Bezeq Group is exploring additional ways to deal with the Event, including reducing their expenses and adjusting their activities to the situation.

It should be noted that on March 16, 2020, the Director General of the Ministry of Communications sent a letter on “Providing services during the coronavirus crisis” according to which, among other things, following the Knesset’s declaration of an emergency, the Bezeq Group companies (as well as other communication entities who received the letter) are required to prepare themselves according to the principles listed below, as well as according to the directives of the Ministry of Health that are issued from time to time: engineering and technicians – 100%, services – 50%, headquarters – 30% are deemed to be essentials. Bezeq Group companies are operating accordingly: most of the services and headquarters employees work from home and some of employees are required to take leave. In addition, the Bezeq Group cannot asses the COVID-19 outbreak implications on its operations.

B.	On March 18, 2020, Bezeq’s Board of Directors approved the submission of an application to publish a prospectus for Debentures (Series 11 and 12) that were listed on the TACT-Institutional system and a shelf prospectus based on its financial statements as at December 31, 2019 together with an initial draft of the prospectus. It should be emphasized that as at this date, publication of the prospectus has not yet been approved, and as at the approval date of this report, a decision has not been made to raise funds through the shelf prospectus.

C.	On January 9, 2020, the Company announced the appointment of Tomer Raved as Chief Executive Officer and member of the Board of Directors. Tomer succeeded Ami Barlev, who was the Chief Executive Officer of the Company since January 2019.

D.	On February 13, 2020, the Company held an extraordinary general meeting of the shareholders and approved the following resolutions: (1) An amendment to the articles of association of the Company, in order to comply with the terms of the control permit applicable to the holdings of the Company in Bezeq; and (2) the compensation terms of the new Chief Executive Officer of the Company, Mr. Tomer Raved. Mr. Raved is entitled to a monthly base salary of NIS 94.33 thousands and a one-time grant of options to purchase up to 2,677,362 of our ordinary shares, representing as of the date of his employment agreement, 2.25% of the issued and outstanding share capital of the Company.